UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION

					Washington, D.C. 20549

						FORM N-PX

			ANNUAL REPORT OF PROXY VOTING OF REGISTERED MANAGEMENT
					   INVESTMENT COMPANY

				Investment Company Act file number 811-4084

					Hawaiian Tax-Free Trust
			(Exact name of registrant as specified in charter)

				380 Madison Avenue, New York, NY  10017
			(Address of principal executive offices) (Zip code)

			Joseph P. DiMaggio, Chief Financial Officer and Treasurer
				   380 Madison Avenue, New York, NY 10017
				   (name and address of agent for service)

		Registrant's telephone number, including area code:  212-697-6666

				Date of fiscal year end:  March 31

				Date of reporting period:  June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (subsections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. subsection 3507.


Item. 1 Proxy Voting Record

The registrant does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the registrant was entitled to vote.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



HAWAIIAN TAX-FREE TRUST




/s/  Diana P. Herrmann
- ----------------------
Diana P. Herrmann, Vice Chair, President and Trustee



/s/  Joseph P. DiMaggio
- -----------------------
Joseph P. DiMaggio, Chief Financial Officer and Treasurer


August 5, 2010